Schedule of Land Use Rights (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 1	$ 13,760,722
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 2	(538,280)
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 3	$ 13,222,442